NOTE 19. PROFIT APPROPRIATION (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 19. Profit Appropriation Details Narrative
Appropriations for the general reserve funds and statutory surplus fund	$ 5,950	$ 3,981	$ 6,744